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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2009 through September 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------















Pioneer High
Income Trust
--------------------------------------------------------------------------------
Semiannual Report | September 30, 2009
--------------------------------------------------------------------------------






Ticker Symbol:    PHT






[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Schedule of Investments                                                 11

Financial Statements                                                    34

Financial Highlights                                                    37

Notes to Financial Statements                                           39

Trustees, Officers and Service Providers                                50


                   Pioneer High Income Trust | Semiannual Report | 9/30/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2     Pioneer High Income Trust | Semiannual Report | 9/30/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer High Income Trust | Semiannual Report | 9/30/09     3

Portfolio Management Discussion | 9/30/09

High-yielding securities staged a notable recovery during the six months ended September 30, 2009. Investors flooded back into lower-rated securities they believed were significantly undervalued, as signs grew that financial liquidity was returning to the capital markets and helping to stabilize the economy. In the following interview, Andrew Feltus, a member of Pioneer's fixed income team, discusses the factors that influenced the performance of Pioneer High Income Trust over the six months ended September 30, 2009. Mr. Feltus is responsible for the daily management of the Trust.

Q How did Pioneer High Income Trust perform during the six months ended September 30, 2009?

A Benefiting from the resurgence in high-yield bond prices and a leveraged strategy that helped deliver positive results, Pioneer High Income Trust produced a total return of 80.69% at net asset value for the six months ended September 30, 2009. Over the same period, the Trust's benchmark, the Merrill Lynch High Yield Master II Index (the Merrill Lynch Index), returned 41.44%. On September 30, 2009, the Trust's 30-day SEC yield was 11.97%, and its current dividend yield based on market close was 12.22%. At market price, the Trust returned 81.54%, with shares of the Trust selling at a 14.1% premium to net asset value on September 30, 2009.

Q What were the principal factors affecting the Trust's performance over the six months ended September 30, 2009?

A The six-month period began in April 2009, immediately after a very challenging period when concerns of a crisis in global credit markets had sent prices of high-yield bonds and other credit-sensitive securities into a tailspin. In the final months of 2008, investors had seen the collapse of investment bank Lehman Brothers and the near-collapse and government rescue of global insurance company American International Group (AIG). These events were followed by several high-profile credit defaults and bankruptcies -- most notably at General Motors -- in the first quarter of 2009. However, capital markets then began responding positively to interventions by the governments and central banks of the United States and other major economic powers, which resulted in new liquidity in the financial markets. Credit markets began to stabilize and corporate bond prices, which had been selling at extremely distressed levels, started recovering sharply as investors sought out undervalued securities. While new government monetary and fiscal stimulus took time to work its way into the economy, evidence of economic stabilization was encouraging. The capital markets began anticipating that the U.S. economy would start growing again by late


4     Pioneer High Income Trust | Semiannual Report | 9/30/09

     2009, and credit-sensitive securities began a dramatic comeback that accelerated in pace over the ensuing months.

     The Trust, because it employs a leveraged strategy (using leverage, or borrowed money) to supplement invested assets, performed substantially better than the high-yield bond market over the six months ended September 30, 2009. Leverage tends to exaggerate market movements -- both in positive and negative environments -- and the Trust's leveraged position during the six-month period amplified ordinary returns from the market, boosting the Trust's total return at net asset value to more than 80%. At September 30, 2009, approximately 29.7% of Trust assets were leveraged, or borrowed. While the total amount of leverage was held stable, the 29.7% figure represents a decline from the 39.6% level of six months earlier (at March 31, 2009). This drop occurred because the value of the assets in which the Trust had invested appreciated significantly, thereby lowering the proportion of assets that were leveraged.

Q How was the Trust positioned in high-yield investments during the six months ended September 30, 2009, and how did this affect the Trust's performance?

A Although the Trust's high-yield investments produced a negative return, the Trust's investments had held up better than the overall high-yield market during the preceding market downturn in late 2008 and early 2009. That primarily was due to the fact that the Trust avoided the lowest-quality tiers of the market -- bonds rated CCC or below -- and had emphasized securities issued by relatively less cyclical companies, such as those in the telecommunication services sector. In early 2009, however, the Trust began adding exposure to cyclical companies, including corporations in the industrials and energy sectors, and that emphasis helped support performance when the high-yield market began recovering. However, the Trust's relatively low weighting in CCC-rated bonds did not help performance during the six months ended September 30, 2009, as the riskiest parts of the market produced the greatest returns.

Q What were some of the investments that most affected the Trust's performance during the six months ended September 30, 2009?

A One of the top-performing investments was the Trust's position in bonds of GC Impsat Holdings, a London-based telecommunications firm that provides fiber-optic communication services in Latin America. As market conditions improved, the company bought back its old debt at a profit to the Trust. We subsequently invested the Trust in the company's new debt issue, which enhanced book yield and then rose in price. An investment in loans issued to Talecris Biotherapeutics Holdings, a biotechnology company, also provided significant support to the Trust's results during the


                   Pioneer High Income Trust | Semiannual Report | 9/30/09     5
     six-month period, as Talecris issued new stock, allowing it to retire a significant amount of its debt. Meanwhile, the Trust's investment in bonds issued by Lear, an auto parts manufacturer, also helped performance. Even though Lear entered bankruptcy protection in July 2009, the bonds tripled in price as investors saw the value in the company's operations, especially following a financial reorganization. The Lear investment was an example of our decision to retain a Trust position in some defaulted securities when our independent credit analysis indicated there was value in the corporation.

     Other investments that supported the Trust's performance included: convertible bonds of Chesapeake Energy, an oil and gas exploration and production company; securities issued by Freeport McMoRan Copper and Gold, the world's largest copper producer; and subordinated debt of Bank of America, which doubled in price after falling to severely low levels. The Trust continues to identify value in the high-yield convertible bond market.

     Despite the very strong performance of the Trust during the six months ended September 30, 2009, there inevitably were some disappointments. A small position in non-government agency mortgages, for example, produced only modestly positive performance during the six-month period, despite the robust rally in the high-yield bond market. In addition, the Trust's investment in bonds of Pegasus Solutions, a software corporation, declined in value over the period. The company provides software for the travel industry, which suffered setbacks during the recession.

Q    What is your investment outlook?

A We believe that the largest part of the recovery in high-yield bond prices already has occurred and that future returns are likely to be more modest than those of the past six months. Nevertheless, we believe the stabilization and eventual recovery of the economy, aided by the significant monetary stimulus provided by the U.S. government, should provide a good environment for high-yield corporate bonds. We intend to continue our emphasis on fundamental credit analysis, which we use to locate what we believe are better-quality high-yield companies with the ability to sustain their interest payments. Conscious of the consistent results of the past six months, we have tried to protect the Trust against the possibility of a correction in high-yield prices, and to position the portfolio for potential change.


Please refer to the Schedule of Investments on pages 11-33 for a full listing of Trust securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.


6     Pioneer High Income Trust | Semiannual Report | 9/30/09

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Trust may invest up to 50% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust may use leverage through the issuance of preferred shares. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

The Trust is required to maintain certain regulatory and rating agency asset coverage requirements in connection with its outstanding preferred shares. In order to maintain required asset coverage levels, the Trust may be required to alter the composition of its investment portfolio or take other actions, such as redeeming preferred shares with the proceeds from portfolio transactions, at what might be inopportune times in the market. Such actions could reduce the net earnings or returns to holders of the Trust's common shares over time.

Risks of investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes.


                   Pioneer High Income Trust | Semiannual Report | 9/30/09     7

Portfolio Summary | 9/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material.]


Corporate Bonds & Notes                                                 77.0%
Temporary Cash Investments                                               5.6%
Convertible Bonds                                                        4.9%
Municipal Bonds                                                          4.1%
Floating Rate Loan Interests                                             2.5%
Asset Backed Securities                                                  1.6%
Sovereign Debt Obligations                                               1.2%
Collateralized Mortgage Obligations                                      0.9%
Convertible Preferred Stock                                              0.9%
Common Stock                                                             0.5%
Municipal Collateralized Debt Obligations                                0.5%
Fixed Rate Loan Interests                                                0.2%
Warrants                                                                 0.1%

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[The following data is represented by a pie chart in the printed material.]

0-1 Year                                                                 10.9%
1-3 Years                                                                24.1%
3-4 Years                                                                37.2%
4-6 Years                                                                20.0%
6-8 Years                                                                 4.2%
8+ Years                                                                  3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.    Xerox Capital Trust I, 8.0%, 2/1/27                               2.51%
 2.    Cia Brasileira de Bebida, 10.5%, 12/15/11                         1.49
 3.    Cricket Communications, Inc., 9.375%, 11/1/14                     1.41
 4.    Kabel Deutschland GMBH, 10.75%, 7/1/14                            1.25
 5.    Waste Services, Inc., 9.5%, 4/15/14                               1.25
 6.    Graphic Packaging International, Inc., 9.5%, 8/15/13              1.24
 7.    NCO Group, Inc., 11.875%, 11/15/14                                1.21
 8.    First Data Corp., 9.875%, 9/24/15                                 1.19
 9.    Exopack Holding Corp., 11.25%, 2/1/14                             1.17
10.    Altra Industrial Motion, 9.0%, 12/1/11                            1.13

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer High Income Trust | Semiannual Report | 9/30/09

Prices and Distributions | 9/30/09

Market Value per Common Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    9/30/09         3/31/09
--------------------------------------------------------------------------------
                     $13.50          $8.03

Net Asset Value per Common Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    9/30/09         3/31/09
--------------------------------------------------------------------------------
                     $11.83          $7.07

Distributions per Common Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net
                  Investment       Short-Term        Long-Term
                    Income        Capital Gains     Capital Gains
--------------------------------------------------------------------------------
4/1/09-9/30/09      $0.825           $ --              $ --
--------------------------------------------------------------------------------


                   Pioneer High Income Trust | Semiannual Report | 9/30/09     9

Performance Update | 9/30/09

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

Cumulative Total Returns
(As of September 30, 2009)

-----------------------------------------------
                    Net Asset         Market
Period              Value (NAV)       Price
-----------------------------------------------
Life-of-Trust
(4/25/02)           108.29%           127.07%
5 Years              42.85             57.71
1 Year               18.51             57.00
-----------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                               Merrill Lynch
            Pioneer High        High Yield
            Income Trust      Master II Index
4/02            10,000            10,000
                11,188             8,879
9/03            12,376            11,481
                14,425            12,899
9/05            16,473            13,763
                18,185            14,855
9/07            19,896            16,004
                20,362            14,141
9/09            22,706            17,302

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the sale of Trust shares.

Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. The Index is not leveraged. You cannot invest directly in the Index.


10     Pioneer High Income Trust | Semiannual Report | 9/30/09

Schedule of Investments | 9/30/09 (unaudited)

---------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                             Value
---------------------------------------------------------------------------------------------------------
                                     ASSET BACKED SECURITIES -- 2.4% of Net Assets
                                     TRANSPORTATION -- 0.1%
                                     Airlines -- 0.1%
       256,736               B/B1    Continental Airlines, Inc., Series B, 8.499%, 11/1/12   $    238,765
                                                                                             ------------
                                     Total Transportation                                    $    238,765
---------------------------------------------------------------------------------------------------------
                                     BANKS -- 0.9%
                                     Thrifts & Mortgage Finance -- 0.9%
       700,000(a)          AA/Aa2    ACE Securities Corp., 0.696%, 4/25/35                   $    631,679
       531,443(a)         AA+/Aa1    ACE Securities Corp., 0.846%, 12/25/34                       365,240
     1,120,445(a)          BB/Ba3    Aviation Capital Group Trust, 0.723%,
                                     11/15/25 (144A)                                              504,200
       280,000(a)          A/Baa2    Bear Stearns Asset Backed Securities Trust,
                                     0.696%, 1/25/47                                               44,708
       532,909(a)         AAA/Ba2    Countrywide Asset-Backed Certificates,
                                     0.426%, 7/25/36                                              371,466
       236,835(a)          AAA/A2    FBR Securitization Trust, 0.596%, 10/25/35                   133,946
       823,669(a)          BB+/A2    Morgan Stanley Capital, Inc., 0.356%, 2/25/37                673,777
       434,604(a)          B/Baa2    Morgan Stanley Capital, Inc., 0.356%, 2/25/37                332,864
                                                                                             ------------
                                     Total Banks                                             $  3,057,880
---------------------------------------------------------------------------------------------------------
                                     DIVERSIFIED FINANCIALS -- 0.3%
                                     Other Diversified Financial Services -- 0.2%
     1,435,000(a)          B/Caa1    Aircraft Finance Trust, 0.723%, 5/15/24 (144A)          $    487,900
       352,908(a)         BB-/Ba3    Aircraft Finance Trust, 0.743%, 5/15/24 (144A)               222,332
                                                                                             ------------
                                                                                             $    710,232
---------------------------------------------------------------------------------------------------------
                                     Consumer Finance -- 0.1%
       519,728(a)         B-/Baa1    Residential Asset Securities Corp., 0.476%, 1/25/36     $    389,627
                                                                                             ------------
                                     Total Diversified Financials                            $  1,099,859
---------------------------------------------------------------------------------------------------------
                                     UTILITIES -- 1.1%
                                     Multi-Utilities -- 1.1%
     3,990,231              NR/NR    Ormat Funding Corp., 8.25%, 12/30/20                    $  3,471,502
                                                                                             ------------
                                     Total Utilities                                         $  3,471,502
---------------------------------------------------------------------------------------------------------
                                     TOTAL ASSET BACKED SECURITIES
                                     (Cost $8,588,232)                                       $  7,868,006
---------------------------------------------------------------------------------------------------------
                                     COLLATERALIZED MORTGAGE BACKED SECURITIES -- 1.4%
                                     of Net Assets
                                     CONSUMER SERVICES -- 0.3%
                                     Restaurants -- 0.3%
     1,245,000             BB/Ba3    DB Master Finance LLC, 8.285%, 6/20/31 (144A)           $  1,021,336
                                                                                             ------------
                                     Total Consumer Services                                 $  1,021,336
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     11

-----------------------------------------------------------------------------------------------------------------
Principal                  S&P/Moody's
Amount                     Ratings
USD ($)                    (unaudited)                                                               Value
-----------------------------------------------------------------------------------------------------------------
                                            BANKS -- 1.0%
                                            Thrifts & Mortgage Finance -- 1.0%
          835,000(a)            AAA/Ba3     Carrington Mortgage Loan Trust, 0.346%, 10/25/36         $    607,175
        1,504,000(a)             AA+/B3     Carrington Mortgage Loan Trust, 0.446%, 2/25/37               604,237
          409,280(a)            CCC/Ba2     Countrywide Alternative Loan Trust, 0.576%,
                                            10/25/35                                                      205,493
          484,536(a)             B/Baa3     Countrywide Alternative Loan Trust, 0.596%, 9/25/35           252,418
          684,577(a)             CCC/B3     Countrywide Alternative Loan Trust, 0.606%, 1/25/36           193,578
          300,100(a)             B+/Ba1     Countrywide Home Loan Mortgage Pass Through Trust,
                                            0.606%, 3/25/35                                                98,763
          157,585(a)               A/B1     First Franklin Mortgage Loan Asset Backed Certificates,
                                            0.436%, 3/25/36                                                97,288
        1,612,288(a)             CCC/Ca     Luminent Mortgage Trust, 0.506%, 7/25/36                      203,894
          409,436(a)            AA/Baa1     Structured Asset Mortgage Investments, Inc., 0.556%,
                                            9/25/45                                                       238,002
          952,405(a)            AAA/Aa1     WaMu Mortgage Pass Through Certificates, 0.476%,
                                            4/25/45                                                       597,334
          226,812(a)           AAA/Baa1     WaMu Mortgage Pass Through Certificates, 0.726%,
                                            7/25/45                                                        62,453
                                                                                                     ------------
                                            Total Banks                                              $  3,160,635
-----------------------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 0.1%
                                            Other Diversified Financial Services -- 0.1%
          215,000(a)               A/NR     Chase Commercial Mortgage Securities Corp., 8.188%,
                                            4/15/32                                                  $    213,422
                                                                                                     ------------
                                            Total Diversified Financials                             $    213,422
-----------------------------------------------------------------------------------------------------------------
                                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                            (Cost $6,543,365)                                        $  4,395,393
-----------------------------------------------------------------------------------------------------------------
                                            CORPORATE BONDS & NOTES -- 115.4% of
                                            Net Assets
                                            ENERGY -- 9.7%
                                            Oil & Gas Drilling -- 1.0%
        3,453,669                 NR/NR     DDI Holding AS, 9.3%, 1/19/12 (144A)                     $  3,142,839
-----------------------------------------------------------------------------------------------------------------
                                            Oil & Gas Equipment & Services -- 1.5%
        1,530,000                BB/Ba3     Compagnie Generale de Geophysique-Veritas, 9.5%,
                                            5/15/16 (144A)                                           $  1,617,975
          600,000(a)(b)           NR/NR     DP Producer AS, 0.0%, 12/5/11 (144A)                            6,000
        1,100,000(b)              NR/NR     Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)                       220,000
   NOK 4,600,000                  NR/NR     Petrojack AS, 11.0%, 4/19/10                                  237,837
          400,000(a)(b)           NR/NR     PetroProd, Ltd., 0.0%, 1/12/12 (144A)                          60,000
        2,000,000                 NR/NR     Sevan Marine ASA, 9.25%, 12/20/11 (144A)                    1,840,000
        1,806,000                 NR/NR     Skeie Drilling & Production ASA, 11.25%,
                                            3/8/13 (144A)                                                 903,000
                                                                                                     ------------
                                                                                                     $  4,884,812
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12     Pioneer High Income Trust | Semiannual Report | 9/30/09

-------------------------------------------------------------------------------------------------------
Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                          Value
-------------------------------------------------------------------------------------------------------
                                       Oil & Gas Exploration & Production -- 6.2%
        775,000               B/B2     Berry Petroleum Co., 10.25%, 6/1/14                 $    827,312
        390,000              BB/B1     Denbury Resources, Inc., 9.75%, 3/1/16                   414,375
      1,750,000             BB-/B3     Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)               1,736,875
      1,045,000              B-/B3     Linn Energy LLC, 11.75%, 5/15/17 (144A)                1,125,987
      2,020,000              B+/B3     Mariner Energy, Inc., 11.75%, 6/30/16                  2,176,550
      2,500,000              NR/NR     Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)           1,625,000
  NOK 3,000,000              NR/NR     Norse Energy Corp. ASA, 10.0%, 7/13/10                   449,822
  NOK 8,500,000              NR/NR     Norwegian Energy Co. AS, 11.0%, 4/13/12 (144A)         1,494,235
        945,000               B/B3     PetroHawk Energy Corp., 9.125%, 7/15/13                  970,988
      5,300,000            B-/Caa1     PetroQuest Energy, Inc., 10.375%, 5/15/12              5,035,000
      3,660,000              B-/B3     Quicksilver Resources, Inc., 7.125%, 4/1/16            3,175,050
      1,250,000(c)           B-/B3     SandRidge Energy, Inc., 8.625%, 4/1/15                 1,240,625
                                                                                           ------------
                                                                                           $ 20,271,819
-------------------------------------------------------------------------------------------------------
                                       Oil & Gas Refining & Marketing -- 0.7%
      2,215,000            BB+/Ba1     Tesoro Corp., 9.75%, 6/1/19                         $  2,303,600
-------------------------------------------------------------------------------------------------------
                                       Oil & Gas Storage & Transportation -- 0.3%
        350,000(a)          BB/Ba1     Enterprise Products Operating LLC, 8.375%, 8/1/66   $    327,250
        945,000(a)          BB/Ba1     Southern Union Co., 7.2%, 11/1/66                        744,188
                                                                                           ------------
                                                                                           $  1,071,438
                                                                                           ------------
                                       Total Energy                                        $ 31,674,508
-------------------------------------------------------------------------------------------------------
                                       MATERIALS -- 17.1%
                                       Commodity Chemicals -- 3.1%
      2,240,000(b)           NR/NR     ARCO Chemical Co., 9.8%, 2/1/20                     $  1,512,000
      3,750,000(b)            C/NR     Basell Finance Co., 8.1%, 3/15/27 (144A)               2,887,500
      1,000,000              B/Ba3     Invista, 9.25%, 5/1/12 (144A)                          1,000,000
      4,500,000           BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                         4,612,500
 EURO 540,000(b)             NR/NR     Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)                 126,292
                                                                                           ------------
                                                                                           $ 10,138,292
-------------------------------------------------------------------------------------------------------
                                       Diversified Chemicals -- 0.2%
  EURO 350,000           CCC-/Caa3     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)    $    249,404
        925,000          CCC-/Caa3     Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)           439,375
                                                                                           ------------
                                                                                           $    688,779
-------------------------------------------------------------------------------------------------------
                                       Specialty Chemicals -- 0.8%
      3,000,000(n)        CCC/Caa1     Hexion U.S. Finance Corp., 9.75%, 11/15/14          $  2,580,000
-------------------------------------------------------------------------------------------------------
                                       Materials -- 1.4%
      5,690,000               B/B3     AGY Holding Corp., 11.0%, 11/15/14                  $  4,552,000
-------------------------------------------------------------------------------------------------------
                                       Construction Materials -- 0.4%
      2,185,000            CCC+/B3     U.S. Concrete, Inc., 8.375%, 4/1/14                 $  1,420,250
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     13

-------------------------------------------------------------------------------------------------------------
Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                             Value
-------------------------------------------------------------------------------------------------------------
                                          Metal & Glass Containers -- 0.7%
      2,500,000               CCC+/B3     AEP Industries, Inc., 7.875%, 3/15/13                  $  2,400,000
-------------------------------------------------------------------------------------------------------------
                                          Paper Packaging -- 3.2%
      2,795,000             CCC+/Caa1     Graham Packaging Co., 9.875%, 10/15/14                 $  2,871,862
      5,540,000(n)              B-/B3     Graphic Packaging International, Inc., 9.5%, 8/15/13      5,706,200
      2,250,000                  B/NR     U.S. Corrugated, Inc., 10.0%, 6/1/13                      1,890,000
                                                                                                 ------------
                                                                                                 $ 10,468,062
-------------------------------------------------------------------------------------------------------------
                                          Aluminum -- 0.2%
      1,200,000(b)              NR/NR     Asia Aluminum Holdings, Ltd., 8.0%,
                                          12/23/11 (144A)                                        $    192,000
        730,891(a)(c)         NR/Caa2     Noranda Aluminum Acquisition Corp., 5.413%,
                                          5/15/15                                                     478,077
                                                                                                 ------------
                                                                                                 $    670,077
-------------------------------------------------------------------------------------------------------------
                                          Diversified Metals & Mining -- 2.7%
      1,200,000(c)              NR/NR     Blaze Recycling & Metals LLC, 13.0%, 7/16/12           $    828,000
      2,890,000                  B/B2     FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)            3,200,675
      4,070,000               BB+/Ba2     Teck Resources, Ltd., 10.25%, 5/15/16                     4,599,100
                                                                                                 ------------
                                                                                                 $  8,627,775
-------------------------------------------------------------------------------------------------------------
                                          Steel -- 2.0%
      4,435,000             CCC+/Caa2     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)       $  3,725,400
      2,400,000               BB+/Ba1     CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)            2,808,000
                                                                                                 ------------
                                                                                                 $  6,533,400
-------------------------------------------------------------------------------------------------------------
                                          Forest Products -- 0.4%
      1,645,000(b)              NR/Ca     Mandra Forestry Holdings, Ltd., 12.0%,
                                          5/15/13 (144A)                                         $  1,184,400
-------------------------------------------------------------------------------------------------------------
                                          Paper Products -- 2.0%
        645,000                  B/B2     Cellu Tissue Holdings, Inc., 11.5%, 6/1/14             $    690,150
        405,000                BB/Ba3     Clearwater Paper Corp., 10.625%, 6/15/16 (144A)             437,906
      5,450,000                 B-/B3     Exopack Holding Corp., 11.25%, 2/1/14                     5,381,875
                                                                                                 ------------
                                                                                                 $  6,509,931
                                                                                                 ------------
                                          Total Materials                                        $ 55,772,966
-------------------------------------------------------------------------------------------------------------
                                          CAPITAL GOODS -- 10.0%
                                          Aerospace & Defense -- 1.6%
      3,600,000                 B-/NR     Aeroflex, Inc., 11.75%, 2/15/15                        $  3,276,000
      1,465,000(n)             BB/Ba3     BE Aerospace, Inc., 8.5%, 7/1/18                          1,501,625
        620,000               BB+/Ba2     Bombardier, Inc., 8.0%, 11/15/14 (144A)                     635,500
                                                                                                 ------------
                                                                                                 $  5,413,125
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer High Income Trust | Semiannual Report | 9/30/09


-------------------------------------------------------------------------------------------------------------
Principal                  S&P/Moody's
Amount                     Ratings
USD ($)                    (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------------
                                            Building Products -- 1.3%
        1,935,000                 CC/Ca     Industrias Unidas SA de CV, 11.5%,
                                            11/15/16 (144A)                                      $  1,083,600
        4,735,000                CCC/B3     Intcomex, Inc., 11.75%, 1/15/11                         2,965,294
        1,500,000(b)               NR/C     Panolam Industries International, 10.75%, 10/1/13          67,500
                                                                                                 ------------
                                                                                                 $  4,116,394
-------------------------------------------------------------------------------------------------------------
                                            Heavy Electrical Equipment -- 1.6%
        5,105,000                 B+/B1     Altra Industrial Motion, 9.0%, 12/1/11               $  5,207,100
-------------------------------------------------------------------------------------------------------------
                                            Industrial Conglomerates -- 0.6%
        3,180,000(b)              NR/NR     Indalex Holding Corp., 11.5%, 2/1/14                 $     31,800
        2,714,000             CCC+/Caa2     Park-Ohio Industries, Inc., 8.375%, 11/15/14            2,089,780
                                                                                                 ------------
                                                                                                 $  2,121,580
-------------------------------------------------------------------------------------------------------------
                                            Construction & Farm Machinery & Heavy Trucks -- 2.1%
          570,000              BB-/Caa1     American Railcar Industries, Inc., 7.5%, 3/1/14      $    530,100
        3,250,000              CCC/Caa3     Commercial Vehicle Group, Inc., 8.0%, 7/1/13            1,933,750
        3,975,000                  B/B3     Hawk Corp., 8.75%, 11/1/14                              4,004,812
          275,000               B-/Caa1     Titan International, Inc., 8.0%, 1/15/12                  266,063
                                                                                                 ------------
                                                                                                 $  6,734,725
-------------------------------------------------------------------------------------------------------------
                                            Industrial Machinery -- 1.9%
        2,440,000                 B-/NR     Industrias Metalurgicas Pescarmona SA, 11.25%,
                                            10/22/14 (144A)                                      $  1,732,400
        5,170,000               B-/Caa1     Mueller Water Products, Inc., 7.375%, 6/1/17            4,504,362
                                                                                                 ------------
                                                                                                 $  6,236,762
-------------------------------------------------------------------------------------------------------------
                                            Trading Companies & Distributors -- 0.9%
        3,370,000                  B/B1     Wesco Distribution, Inc., 7.5%, 10/15/17             $  2,931,900
                                                                                                 ------------
                                            Total Capital Goods                                  $ 32,761,586
-------------------------------------------------------------------------------------------------------------
                                            COMMERCIAL & PROFESSIONAL SERVICES -- 8.4%
                                            Commercial Printing -- 1.3%
        4,835,000                  B/B2     Sheridan Acquisition Corp., 10.25%, 8/15/11          $  4,061,400
-------------------------------------------------------------------------------------------------------------
                                            Environmental & Facilities Services -- 1.9%
        2,180,000(b)(n)           NR/NR     Aleris International, Inc., 10.0%, 12/15/16          $      2,180
          315,000                 B+/B2     Casella Waste Systems, Inc., 11.0%, 7/15/14 (144A)        330,750
        1,275,000(a)              NR/NR     Ohio Air Quality Development Authority Revenue,
                                            7.598%, 6/8/22 (144A)                                     127,500
        5,800,000(n)            B-/Caa1     Waste Services, Inc., 9.5%, 4/15/14                     5,771,000
                                                                                                 ------------
                                                                                                 $  6,231,430
-------------------------------------------------------------------------------------------------------------
                                            Office Services & Supplies -- 3.5%
       11,830,000              BB+/Baa3     Xerox Capital Trust I, 8.0%, 2/1/27                  $ 11,563,825
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     15

------------------------------------------------------------------------------------------------------
Principal           S&P/Moody's
Amount              Ratings
USD ($)             (unaudited)                                                           Value
------------------------------------------------------------------------------------------------------
                                     Diversified Support Services -- 1.6%
      570,000             BB/Ba3     DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)             $    604,200
      820,000           CCC/Caa1     KAR Holdings, Inc., 10.0%, 5/1/15                         824,100
        4,450(d)           NR/B3     MSX International UK, 12.5%, 4/1/12 (144A)              2,002,500
    1,870,000            B-/Caa1     Vangent, Inc., 9.625%, 2/15/15                          1,741,438
                                                                                          ------------
                                                                                          $  5,172,238
------------------------------------------------------------------------------------------------------
                                     Security & Alarm Services -- 0.1%
      295,000               B/B1     Geoeye, Inc., 9.625%, 10/1/15 (144A)                 $    298,687
                                                                                          ------------
                                     Total Commercial & Professional Services             $ 27,327,580
------------------------------------------------------------------------------------------------------
                                     TRANSPORTATION -- 2.4%
                                     Air Freight & Logistics -- 1.1%
    2,000,000           CCC/Caa2     CEVA Group Plc, 10.0%, 9/1/14 (144A)                 $  1,780,000
 EURO 272,000          CCC-/Caa3     CEVA Group Plc, 10.0%, 12/1/16 (144A)                     246,503
      720,000           CCC/Caa1     CEVA Group Plc, 11.625%, 10/1/16 (144A)                   699,314
 EURO 636,000             CCC/NR     CEVA Group Plc, 12.0%, 9/1/14 (144A)                      841,331
                                                                                          ------------
                                                                                          $  3,567,148
------------------------------------------------------------------------------------------------------
                                     Airlines -- 0.9%
      965,000            BB-/Ba2     Delta Airlines, Inc., 9.5%, 9/15/14 (144A)           $    965,000
    2,090,000            CCC+/B2     Delta Airlines, Inc., 12.25%, 3/15/15 (144A)            1,948,925
                                                                                          ------------
                                                                                          $  2,913,925
------------------------------------------------------------------------------------------------------
                                     Railroads -- 0.4%
    1,250,000              B+/B2     Kansas City Southern de Mexico, 9.375%, 5/1/12       $  1,268,750
                                                                                          ------------
                                     Total Transportation                                 $  7,749,823
------------------------------------------------------------------------------------------------------
                                     AUTOMOBILES & COMPONENTS -- 5.1%
                                     Auto Parts & Equipment -- 4.7%
    1,250,000(n)       CCC+/Caa2     Allison Transmission, Inc., 11.0%, 11/1/15 (144A)    $  1,225,000
    2,605,000(c)       CCC+/Caa2     Allison Transmission, Inc., 11.25%, 11/1/15 (144A)      2,403,113
    4,535,000(b)           NR/NR     Lear Corp., 8.75%, 12/1/16                              2,993,100
    4,760,000           CCC/Caa1     Stanadyne Corp., 10.0%, 8/15/14                         3,998,400
    1,500,000(e)       CCC-/Caa3     Stanadyne Corp., 12.0%, 2/15/15                           900,000
    4,235,000           CCC/Caa2     Tenneco Automotive, Inc., 8.625%, 11/15/14              3,970,313
                                                                                          ------------
                                                                                          $ 15,489,926
------------------------------------------------------------------------------------------------------
                                     Tires & Rubber -- 0.4%
    1,165,000              B+/B1     Goodyear Tire & Rubber Co., 10.5%, 5/15/16           $  1,264,025
                                                                                          ------------
                                     Total Automobiles & Components                       $ 16,753,951
------------------------------------------------------------------------------------------------------
                                     CONSUMER DURABLES & APPAREL -- 2.8%
                                     Homebuilding -- 0.9%
    3,060,000              B+/B1     Meritage Homes Corp., 6.25%, 3/15/15                 $  2,845,800
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer High Income Trust | Semiannual Report | 9/30/09

----------------------------------------------------------------------------------------------------------
Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                           Value
----------------------------------------------------------------------------------------------------------
                                         Housewares & Specialities -- 1.9%
        1,435,000(n)           B-/B3     Jarden Corp., 7.5%, 5/1/17                           $  1,395,537
        3,690,000(n)           B-/B3     Yankee Acquisition Corp., 8.5%, 2/15/15                 3,468,600
        1,500,000(n)       CCC+/Caa1     Yankee Acquisition Corp., 9.75%, 2/15/17                1,376,250
                                                                                              ------------
                                                                                              $  6,240,387
                                                                                              ------------
                                         Total Consumer Durables & Apparel                    $  9,086,187
----------------------------------------------------------------------------------------------------------
                                         CONSUMER SERVICES -- 3.5%
                                         Casinos & Gaming -- 2.5%
        1,650,000(b)           NR/NR     Buffalo Thunder Development Authority, 9.375%,
                                         12/15/14 (144A)                                      $    292,875
          975,000               B/B3     FireKeepers Development Authority, 13.875%,
                                         5/1/15 (144A)                                           1,035,937
          630,000               B/B3     Galaxy Entertainment Finance Co., Ltd., 9.875%,
                                         12/15/12 (144A)                                           611,100
        4,500,000(b)           NR/Ca     Little Traverse Bay Bands of Odawa Indians, 10.25%,
                                         2/15/14 (144A)                                          2,075,625
        1,375,000             CCC/Ca     Mashantucket Western Pequot Tribe, 8.5%,
                                         11/15/15 (144A)                                           498,437
        1,585,000              B+/B2     Pokagon Gaming Authority, 10.375%,
                                         6/15/14 (144A)                                          1,648,400
          275,000(n)         BB-/Ba3     Scientific Games International, Inc., 9.25%,
                                         6/15/19 (144A)                                            286,000
        2,015,000             B/Caa1     Shingle Springs Tribal Gaming Authority, 9.375%,
                                         6/15/15 (144A)                                          1,450,800
        2,450,000(b)           NR/NR     Trump Entertainment Resorts, Inc., 8.5%, 6/1/15           294,000
                                                                                              ------------
                                                                                              $  8,193,174
----------------------------------------------------------------------------------------------------------
                                         Specialized Consumer Services -- 1.0%
        3,195,000(e)            B/B3     Visant Holding Corp., 10.25%, 12/1/13                $  3,306,825
                                                                                              ------------
                                         Total Consumer Services                              $ 11,499,999
----------------------------------------------------------------------------------------------------------
                                         MEDIA -- 4.0%
                                         Broadcasting -- 3.6%
        3,200,000(b)           NR/NR     CCH I Holdings LLC, 11.0%, 10/1/15 (144A)            $    592,000
        1,500,000(b)           NR/NR     CCH II Holdings LLC, 10.25%, 9/15/10                    1,680,000
  EURO 3,750,000                B/B2     Kabel Deutschland GMBH, 10.75%, 7/1/14                  5,782,892
        4,857,287(c)        CCC/Caa2     Univision Communications, 9.75%, 3/15/15 (144A)         3,743,466
                                                                                              ------------
                                                                                              $ 11,798,358
----------------------------------------------------------------------------------------------------------
                                         Publishing -- 0.4%
        1,400,000          CCC+/Caa2     TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)         $  1,323,000
                                                                                              ------------
                                         Total Media                                          $ 13,121,358
----------------------------------------------------------------------------------------------------------
                                         RETAILING -- 3.9%
                                         Internet Retailing -- 1.4%
        4,340,000            BB-/Ba3     Ticketmaster Entertainment, Inc., 10.75%, 8/1/16     $  4,448,500
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     17

-------------------------------------------------------------------------------------------------------------
Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                              Value
-------------------------------------------------------------------------------------------------------------
                                         Specialty Stores -- 1.5%
        4,615,000(n)         B-/Caa1     Sally Holdings LLC, 10.5%, 11/15/16                     $  4,811,138
-------------------------------------------------------------------------------------------------------------
                                         Automotive Retailing -- 1.0%
        3,475,000          CCC-/Caa3     Sonic Automotive, Inc., 8.625%, 8/15/13                 $  3,318,625
                                                                                                 ------------
                                         Total Retailing                                         $ 12,578,263
-------------------------------------------------------------------------------------------------------------
                                         FOOD, BEVERAGE & TOBACCO -- 4.2%
                                         Brewers -- 2.1%
        5,885,000           BBB/Baa1     Cia Brasileira de Bebida, 10.5%, 12/15/11               $  6,885,450
-------------------------------------------------------------------------------------------------------------
                                         Packaged Foods & Meats -- 1.0%
          775,000              B-/B1     Bertin, Ltd., 10.25%, 10/5/16 (144A)                    $    776,937
          500,000              B+/B1     Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)              496,250
        2,410,000(n)         CCC+/NR     Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)                2,048,500
                                                                                                 ------------
                                                                                                 $  3,321,687
-------------------------------------------------------------------------------------------------------------
                                         Tobacco -- 1.1%
        3,450,000              B+/B2     Alliance One International, Inc., 10.0%,
                                         7/15/16 (144A)                                          $  3,562,125
                                                                                                 ------------
                                         Total Food, Beverage & Tobacco                          $ 13,769,262
-------------------------------------------------------------------------------------------------------------
                                         HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
                                         Household Products -- 0.5%
        1,740,000          CCC+/Caa1     Central Garden & Pet Co., 9.125%, 2/1/13                $  1,759,575
                                                                                                 ------------
                                         Total Household & Personal Products                     $  1,759,575
-------------------------------------------------------------------------------------------------------------
                                         HEALTH CARE EQUIPMENT & SERVICES -- 7.7%
                                         Health Care Equipment & Services -- 0.9%
        2,875,000          CCC+/Caa2     Accellent, Inc., 10.5%, 12/1/13                         $  2,745,625
-------------------------------------------------------------------------------------------------------------
                                         Health Care Supplies -- 1.8%
        1,000,000             B/Caa1     Bausch & Lomb, Inc., 9.875%, 11/1/15                    $  1,047,500
        4,085,000(c)           B-/B3     Biomet, Inc., 10.375%, 10/15/17                            4,340,312
          615,000              B-/B3     Inverness Medical Innovations, Inc., 9.0%, 5/15/16           611,156
                                                                                                 ------------
                                                                                                 $  5,998,968
-------------------------------------------------------------------------------------------------------------
                                         Health Care Services -- 1.6%
        1,105,000              B/Ba3     AMR HoldCo, 10.0%, 2/15/15                              $  1,168,538
        4,055,000               B/B2     Rural/Metro Corp., 9.875%, 3/15/15                         3,973,900
                                                                                                 ------------
                                                                                                 $  5,142,438
-------------------------------------------------------------------------------------------------------------
                                         Health Care Facilities -- 2.1%
          535,000            B-/Caa1     HCA, Inc., 6.25%, 2/15/13                               $    510,925
        3,308,147(c)          BB-/B2     HCA, Inc., 9.625%, 11/15/16                                3,295,393
          110,000             BB-/B2     HCA, Inc., 9.875%, 2/15/17 (144A)                            116,600
        3,725,000          CCC+/Caa1     Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)      2,980,000
                                                                                                 ------------
                                                                                                 $  6,902,918
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer High Income Trust | Semiannual Report | 9/30/09

---------------------------------------------------------------------------------------------------------------
Principal                      S&P/Moody's
Amount                         Ratings
USD ($)                        (unaudited)                                                         Value
---------------------------------------------------------------------------------------------------------------
                                                Managed Health Care -- 1.3%
         4,400,000                  B-/Caa1     Multiplan, Inc., 10.375%, 4/15/16 (144A)           $  4,246,000
                                                                                                   ------------
                                                Total Health Care Equipment & Services             $ 25,035,949
---------------------------------------------------------------------------------------------------------------
                                                PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES -- 2.4%
                                                Pharmaceuticals -- 2.4%
         2,075,000                     B/B2     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)   $  1,971,250
         3,070,000                CCC+/Caa1     Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)      2,855,100
         2,917,000                    B+/B3     Warner Chilcott Corp., 8.75%, 2/1/15                  2,989,925
                                                                                                   ------------
                                                Total Pharmaceuticals & Biotechnology &
                                                Life Sciences                                      $  7,816,275
---------------------------------------------------------------------------------------------------------------
                                                BANKS -- 1.2%
                                                Diversified Banks -- 0.1%
           400,000(a)                NR/Ba2     Banco Macro SA, 10.75%, 6/7/12                     $    232,000
---------------------------------------------------------------------------------------------------------------
                                                Regional Banks -- 1.1%
         1,225,000(a)(f)           BBB/Baa2     PNC Financial Services Group, Inc., 8.25%          $  1,166,956
         1,790,000(a)               BBB+/A3     State Street Capital Trust III, 8.25%, 3/15/42        1,752,589
           750,000(a)(f)(n)          A-/Ba3     Wells Fargo Capital XV, 9.75%                           780,000
                                                                                                   ------------
                                                                                                   $  3,699,545
                                                                                                   ------------
                                                Total Banks                                        $  3,931,545
---------------------------------------------------------------------------------------------------------------
                                                DIVERSIFIED FINANCIALS -- 2.6%
                                                Specialized Finance -- 0.9%
         3,770,000                  B-/Caa1     ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)     $  2,530,613
           500,000                  BB/Baa2     Capital One Capital V, 10.25%, 8/15/39                  552,510
                                                                                                   ------------
                                                                                                   $  3,083,123
---------------------------------------------------------------------------------------------------------------
                                                Consumer Finance -- 0.9%
         3,000,000                CCC+/Caa1     Ford Motor Credit Co., LLC, 7.875%, 6/15/10        $  3,013,146
---------------------------------------------------------------------------------------------------------------
                                                Asset Management & Custody Banks -- 0.5%
           575,000(a)              BB+/Baa3     Janus Capital Group, Inc., 6.25%, 6/15/12          $    571,316
           975,000(a)              BB+/Baa3     Janus Capital Group, Inc., 6.7%, 6/15/17                927,795
                                                                                                   ------------
                                                                                                   $  1,499,111
---------------------------------------------------------------------------------------------------------------
                                                Investment Banking & Brokerage -- 0.3%
         1,325,000(a)(f)             BBB/A3     Goldman Sachs Capital II, 5.793%                   $    954,000
                                                                                                   ------------
                                                Total Diversified Financials                       $  8,549,380
---------------------------------------------------------------------------------------------------------------
                                                INSURANCE -- 8.6%
                                                Insurance Brokers -- 2.8%
         3,305,000                 CCC/Caa1     Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)     $  3,222,375
           100,000                  CCC+/B3     HUB International Holdings, Inc., 9.0%,
                                                12/15/14 (144A)                                          96,500
         4,455,000                CCC+/Caa1     HUB International Holdings, Inc., 10.25%,
                                                6/15/15 (144A)                                        4,148,719
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     19

----------------------------------------------------------------------------------------------------------
Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                           Value
----------------------------------------------------------------------------------------------------------
                                         Insurance Brokers -- (continued)
        1,249,000(a)          CCC/B3     U.S.I. Holdings Corp., 4.315%, 11/15/14 (144A)       $  1,038,231
          910,000           CCC/Caa1     U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)              806,488
                                                                                              ------------
                                                                                              $  9,312,313
----------------------------------------------------------------------------------------------------------
                                         Multi-Line Insurance -- 1.3%
        3,075,000(a)         BB/Baa3     Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)   $  2,921,250
        1,100,000(n)        BBB/Baa1     MetLife, Inc., 10.75%, 8/1/39                           1,325,500
                                                                                              ------------
                                                                                              $  4,246,750
----------------------------------------------------------------------------------------------------------
                                         Property & Casualty Insurance -- 1.4%
        5,300,000          BBB-/Baa3     Allmerica Financial Corp., 7.625%, 10/15/25          $  4,505,000
----------------------------------------------------------------------------------------------------------
                                         Reinsurance -- 3.1%
  EURO 275,000(a)              B-/NR     Atlas Reinsurance Plc, 11.0%, 1/10/11 (144A)         $    385,892
          375,000(a)          BB+/NR     Blue Fin, Ltd., 4.684%, 4/10/12 (144A)                    327,825
          250,000(a)          BB-/NR     Ibis Re, Ltd., 10.549%, 5/10/12 (144A)                    261,325
        2,300,000(a)         B+/Caa3     MBIA Insurance Co., 14.0%, 1/15/33 (144A)               1,012,000
          250,000(a)          BB-/NR     Mystic Re II, Ltd., 10.361%, 6/7/11 (144A)                250,150
        9,000,000          CCC+/Caa1     NCO Group, Inc., 11.875%, 11/15/14                      5,580,000
          250,000(a)            B/NR     Residential Reinsurance 2007, Ltd., 10.611%,
                                         6/7/10 (144A)                                             256,150
          650,000(a)           B-/NR     Residential Reinsurance 2008, Ltd., 7.111%,
                                         6/6/11 (144A)                                             622,570
          850,000(a)           B-/NR     Residential Reinsurance 2008, Ltd., 11.861%,
                                         6/6/11 (144A)                                             825,180
          500,000(a)           NR/NR     Successor II, Ltd., 25.314%, 4/6/10 (144A)                480,550
                                                                                              ------------
                                                                                              $ 10,001,642
                                                                                              ------------
                                         Total Insurance                                      $ 28,065,705
----------------------------------------------------------------------------------------------------------
                                         REAL ESTATE -- 1.3%
                                         Real Estate Operating Companies -- 1.3%
          198,588(a)           B-/NR     Alto Palermo SA, 11.0%, 6/11/12 (144A)               $    113,691
        5,000,000              B-/B3     Forest City Enterprises, Inc., 7.625%, 6/1/15           4,050,000
                                                                                              ------------
                                         Total Real Estate                                    $  4,163,691
----------------------------------------------------------------------------------------------------------
                                         SOFTWARE & SERVICES -- 4.0%
                                         Internet Software & Services -- 1.0%
        2,892,000              B-/B2     Terremark Worldwide, Inc., 12.0%, 6/15/17 (144A)     $  3,152,280
----------------------------------------------------------------------------------------------------------
                                         IT Consulting & Other Services -- 0.8%
        2,845,000          CCC+/Caa1     Activant Solutions, Inc., 9.5%, 5/1/16               $  2,546,275
----------------------------------------------------------------------------------------------------------
                                         Data Processing & Outsourced Services -- 1.7%
        5,965,000            B-/Caa1     First Data Corp., 9.875%, 9/24/15                    $  5,510,169
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer High Income Trust | Semiannual Report | 9/30/09

---------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                             Value
---------------------------------------------------------------------------------------------------------
                                      Systems Software -- 0.5%
     5,745,000              NR/NR     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)         $  1,838,400
                                                                                             ------------
                                      Total Software & Services                              $ 13,047,124
---------------------------------------------------------------------------------------------------------
                                      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
                                      Computer Storage & Peripherals -- 0.2%
       600,000            BB+/Ba1     Seagate Technology International, 10.0%,
                                      5/1/14 (144A)                                          $    655,500
                                                                                             ------------
                                      Total Technology Hardware & Equipment                  $    655,500
---------------------------------------------------------------------------------------------------------
                                      TELECOMMUNICATION SERVICES -- 12.8%
                                      Alternative Carriers -- 0.7%
     2,210,000              B-/B2     Global Crossings, Ltd., 12.0%, 9/15/15 (144A)          $  2,320,500
---------------------------------------------------------------------------------------------------------
                                      Integrated Telecommunication Services -- 3.5%
     4,295,000            CCC+/B3     Broadview Networks Holdings, Inc., 11.375%, 9/1/12     $  3,935,294
     3,000,000               B/B3     GCI, Inc., 7.25%, 2/15/14                                 2,827,500
     1,000,000               B/B1     PAETEC Holding Corp., 8.875%, 6/30/17 (144A)                995,000
     3,865,000(n)       CCC+/Caa1     PAETEC Holding Corp., 9.5%, 7/15/15                       3,507,488
                                                                                             ------------
                                                                                             $ 11,265,282
---------------------------------------------------------------------------------------------------------
                                      Wireless Telecommunication Services -- 8.6%
       220,000           CCC/Caa2     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)            $    194,700
     6,400,000(n)           B-/B3     Cricket Communications, Inc., 9.375%, 11/1/14             6,496,000
     1,500,000              NR/B1     Digicel, Ltd., 9.25%, 9/1/12 (144A)                       1,522,500
       970,000               B/B1     Hughes Network Systems LLC, 9.5%, 4/15/14                   974,850
     4,320,000               B/B1     Hughes Network Systems LLC, 9.5%, 4/15/14                 4,341,600
     1,400,000(e)           BB/B1     Inmarsat Finance II Plc, 10.375%, 11/15/12                1,449,000
     2,125,000(c)       CCC+/Caa2     Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)              1,955,664
     2,500,000             BB-/B3     Intelsat Corp., 9.25%, 6/15/16                            2,575,000
     2,500,000            CCC+/NR     Intelsat Jackson Holdings, Ltd., 11.5%, 6/15/16           2,662,500
     1,000,000             BB-/B3     Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15/13      1,012,500
       540,000               B/NR     MetroPCS Wireless, Inc., 9.25%, 11/1/14                     552,150
       535,000            B-/Caa1     Telesat Canada, 11.0%, 11/1/15                              569,775
       800,000            B-/Caa1     Telesat Canada, 12.5%, 11/1/17                              852,000
     3,020,000              B-/B2     True Move Co., Ltd., 10.75%, 12/16/13 (144A)              2,899,200
                                                                                             ------------
                                                                                             $ 28,057,439
                                                                                             ------------
                                      Total Telecommunication Services                       $ 41,643,221
---------------------------------------------------------------------------------------------------------
                                      UTILITIES -- 3.0%
                                      Electric Utilities -- 0.8%
     3,845,000           CCC/Caa2     Texas Competitive Electric Holdings Co. LLC,
---------------------------------------------------------------------------------------------------------
                                      10.25%, 11/1/15                                        $  2,768,400
---------------------------------------------------------------------------------------------------------
                                      Multi - Utilities -- 0.3%
     1,000,000            BB-/Ba2     PNM Resources, Inc., 9.25%, 5/15/15                    $  1,010,000
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     21

---------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                       Value
---------------------------------------------------------------------------------------------------
                                      Independent Power Producers & Energy Traders -- 1.9%
     1,750,000             BB/Ba2     Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)        $  1,955,625
     2,800,000            BB-/Ba3     Intergen NV, 9.0%, 6/30/17 (144A)                   2,884,000
     3,200,000(g)           NR/NR     Umoe BioEnergy ASA, 10.0%, 6/7/12                   1,280,000
                                                                                       ------------
                                                                                       $  6,119,625
                                                                                       ------------
                                      Total Utilities                                  $  9,898,025
---------------------------------------------------------------------------------------------------
                                      TOTAL CORPORATE BONDS & NOTES
                                      (Cost $400,035,272)                              $376,661,473
---------------------------------------------------------------------------------------------------
                                      CONVERTIBLE BONDS & NOTES -- 7.3% of Net Assets
                                      ENERGY -- 2.2%
                                      Oil & Gas Drilling -- 1.3%
     2,265,000(e)           NR/NR     Hercules Offshore, Inc., 3.375%, 6/1/38 (144A)   $  1,670,438
     1,600,000          BBB+/Baa2     Transocean, Ltd., 1.5%, 12/15/37                    1,544,000
     1,175,000          BBB+/Baa2     Transocean, Ltd., 1.625%, 12/15/37                  1,169,125
                                                                                       ------------
                                                                                       $  4,383,563
---------------------------------------------------------------------------------------------------
                                      Oil & Gas Exploration & Production -- 0.4%
       225,000              NR/NR     Carrizo Oil & Gas, Inc., 4.375%, 6/1/28          $    182,250
     1,340,000             BB/Ba3     Chesapeake Energy Corp., 2.5%, 5/15/37              1,224,425
                                                                                       ------------
                                                                                       $  1,406,675
---------------------------------------------------------------------------------------------------
                                      Coal & Consumable Fuels -- 0.5%
     1,905,000             BB-/NR     Massey Energy Co., 3.25%, 8/1/15                 $  1,514,475
                                                                                       ------------
                                      Total Energy                                     $  7,304,713
---------------------------------------------------------------------------------------------------
                                      MATERIALS -- 0.8%
                                      Diversified Chemicals -- 0.8%
         4,000(d)            B/NR     Hercules, Inc., 6.5%, 6/30/29                    $  2,520,000
                                                                                       ------------
                                      Total Materials                                  $  2,520,000
---------------------------------------------------------------------------------------------------
                                      TRANSPORTATION -- 0.8%
                                      Marine -- 0.8%
     3,330,000          CCC+/Caa2     Horizon Lines, Inc., 4.25%, 8/15/12              $  2,626,537
                                                                                       ------------
                                      Total Transportation                             $  2,626,537
---------------------------------------------------------------------------------------------------
                                      MEDIA -- 0.3%
                                      Movies & Entertainment -- 0.3%
     1,432,000            CCC+/NR     Live Nation, Inc., 2.875%, 7/15/27               $  1,022,090
                                                                                       ------------
                                      Total Media                                      $  1,022,090
---------------------------------------------------------------------------------------------------
                                      HEALTH CARE EQUIPMENT & SERVICES -- 1.7%
                                      Health Care Equipment & Services -- 0.7%
     2,837,000(e)          BB-/NR     Hologic, Inc., 2.0%, 12/15/37                    $  2,319,248
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer High Income Trust | Semiannual Report | 9/30/09

--------------------------------------------------------------------------------------------------------
Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                            Value
--------------------------------------------------------------------------------------------------------
                                      Health Care Services -- 0.3%
     1,210,000              B+/B3     Omnicare, Inc., 3.25%, 12/15/35                       $    928,675
--------------------------------------------------------------------------------------------------------
                                      Health Care Facilities -- 0.7%
     1,985,000               B/B1     LifePoint Hospitals, Inc., 3.25%, 8/15/25             $  1,736,875
       780,000               B/NR     LifePoint Hospitals, Inc., 3.5%, 5/15/14                   662,025
                                                                                            ------------
                                                                                            $  2,398,900
                                                                                            ------------
                                      Total Health Care Equipment & Services                $  5,646,823
--------------------------------------------------------------------------------------------------------
                                      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.6%
                                      Communications Equipment -- 0.2%
     1,080,000(b)           NR/NR     Nortel Networks Corp., 2.125%, 4/15/14                $    594,000
--------------------------------------------------------------------------------------------------------
                                      Electronic Equipment & Instruments -- 0.4%
     1,514,000             BB-/NR     L-1 Identity Solutions, Inc., 3.75%, 5/15/27          $  1,330,427
                                                                                            ------------
                                      Total Technology Hardware & Equipment                 $  1,924,427
--------------------------------------------------------------------------------------------------------
                                      TELECOMMUNICATION SERVICES -- 0.9%
                                      Alternative Carriers -- 0.9%
     3,025,000              B-/B3     Time Warner Telecom, Inc., 2.375%, 4/1/26             $  2,930,469
                                                                                            ------------
                                      Total Telecommunication Services                      $  2,930,469
--------------------------------------------------------------------------------------------------------
                                      TOTAL CONVERTIBLE BONDS & NOTES
                                      (Cost $19,548,270)                                    $ 23,975,059
--------------------------------------------------------------------------------------------------------
                                      MUNICIPAL BONDS -- 6.1% of Net Assets
                                      Indiana -- 1.8%
     1,650,000           BBB/Baa3     East Chicago Industrial Pollution Control Revenue,
                                      7.0%, 1/1/14                                          $  1,584,594
     4,250,000             BBB/NR     Indiana Development Finance Authority Revenue,
                                      5.75%, 10/1/11                                           4,154,587
                                                                                            ------------
                                                                                            $  5,739,181
--------------------------------------------------------------------------------------------------------
                                      New Jersey -- 1.4%
     4,525,000               B/B3     New Jersey Economic Development Authority Revenue,
                                      7.0%, 11/15/30                                        $  4,527,127
--------------------------------------------------------------------------------------------------------
                                      New York -- 1.0%
     3,475,000             BB/Ba3     New York City Industrial Development Agency Revenue,
                                      7.625%, 12/1/32                                       $  3,348,580
--------------------------------------------------------------------------------------------------------
                                      North Carolina -- 1.9%
     6,300,000              NR/NR     Charlotte Special Facilities Refunding Revenue,
                                      5.6%, 7/1/27                                          $  4,540,284
     2,000,000              NR/NR     Charlotte Special Facilities Refunding Revenue,
                                      7.75%, 2/1/28                                            1,815,240
                                                                                            ------------
                                                                                            $  6,355,524
--------------------------------------------------------------------------------------------------------
                                      TOTAL MUNICIPAL BONDS
                                      (Cost $16,518,616)                                    $ 19,970,412
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     23

-------------------------------------------------------------------------------------------------------------------
Principal                      S&P/Moody's
Amount                         Ratings
USD ($)                        (unaudited)                                                             Value
-------------------------------------------------------------------------------------------------------------------
                                                MUNICIPAL COLLATERALIZED DEBT OBLIGATION -- 0.8%
                                                of Net Assets
            3,300,000(a)(g)           NR/NR     Non-Profit Preferred Funding Trust I, 12.0%,
                                                9/15/37 (144A)                                         $  2,434,047
-------------------------------------------------------------------------------------------------------------------
                                                TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                                                (Cost $3,293,400)                                      $  2,434,047
-------------------------------------------------------------------------------------------------------------------
                                                SOVEREIGN DEBT OBLIGATIONS -- 1.8% of Net Assets
                                                Brazil -- 1.1%
 ITL 4,600,000,000(e)             BBB-/Baa2     Banco Nacional de Desenvolimento Bndes,
                                                8.0%, 4/28/10                                          $  3,559,377
-------------------------------------------------------------------------------------------------------------------
                                                Russia -- 0.7%
            2,180,800(e)           BBB/Baa1     Russia Government International Bond,
                                                7.5%, 3/31/30                                          $  2,367,477
-------------------------------------------------------------------------------------------------------------------
                                                TOTAL SOVEREIGN DEBT OBLIGATIONS
                                                (Cost $4,258,858)                                      $  5,926,854
-------------------------------------------------------------------------------------------------------------------
                                                FLOATING RATE LOAN INTERESTS -- 3.7% of Net Assets (h)
                                                ENERGY -- 0.1%
                                                Oil & Gas Exploration & Production -- 0.1%
              483,383                  B/B3     Venoco, Inc., Second Lien Term Loan, 4.25%, 5/7/14     $    413,292
                                                                                                       ------------
                                                Total Energy                                           $    413,292
-------------------------------------------------------------------------------------------------------------------
                                                MATERIALS -- 0.3%
                                                Steel -- 0.3%
            2,248,250                 NR/B1     Niagara Corp., Term Loan, 7.25%, 6/30/14               $  1,045,436
                                                                                                       ------------
                                                Total Materials                                        $  1,045,436
-------------------------------------------------------------------------------------------------------------------
                                                CAPITAL GOODS -- 0.7%
                                                Building Products -- 0.7%
              161,075                 NR/B1     Custom Building Products, Inc., First Lien Term Loan,
                                                8.0%, 10/29/11                                         $    157,249
            2,250,000               BB-/Ba3     Custom Building Products, Inc., Second Lien Term
                                                Loan, 10.75%, 4/20/12                                     2,140,312
                                                                                                       ------------
                                                Total Capital Goods                                    $  2,297,561
-------------------------------------------------------------------------------------------------------------------
                                                COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
                                                Diversified Support Services -- 0.1%
              397,920                BB-/B2     Rental Service Corp., Second Lien Initial Term Loan,
                                                3.91% -- 4.08%, 11/30/13                               $    352,533
                                                                                                       ------------
                                                Total Commercial & Professional Services               $    352,533
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer High Income Trust | Semiannual Report | 9/30/09

---------------------------------------------------------------------------------------------------------------
Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                                Value
---------------------------------------------------------------------------------------------------------------
                                         CONSUMER SERVICES -- 0.2%
                                         Casinos & Gaming -- 0.2%
 2,500,000                  BB-/Caa1     Gateway Casinos & Entertainment, Inc., Advance
                                         Second Lien Term Loan, 6.095%, 3/31/15                    $    720,832
                                                                                                   ------------
                                         Total Consumer Services                                   $    720,832
---------------------------------------------------------------------------------------------------------------
                                         HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
                                         Household Products -- 0.0%
142,045                        B+/B1     Central Garden & Pet Co., Tranche B Term Loan,
                                         1.75%, 9/30/12                                            $    135,890
                                                                                                   ------------
                                         Total Household & Personal Products                       $    135,890
---------------------------------------------------------------------------------------------------------------
                                         HEALTH CARE EQUIPMENT & SERVICES -- 0.5%
                                         Health Care Equipment & Services -- 0.5%
1,473,485                      NR/B2     Talecris Biotherapeutics Holdings Corp., First Lien Term
                                         Loan, 3.96%, 12/6/13                                      $  1,450,462
                                                                                                   ------------
                                         Total Health Care Equipment & Services                    $  1,450,462
---------------------------------------------------------------------------------------------------------------
                                         DIVERSIFIED FINANCIALS -- 1.0%
                                         Other Diversified Financial Services -- 1.0%
 EURO 2,612,354(c)             NR/NR     Louis Topco, Ltd., Term Loan, 8.563% -
                                         9.012%, 6/1/17                                            $  3,112,082
                                                                                                   ------------
                                         Total Diversified Financials                              $  3,112,082
---------------------------------------------------------------------------------------------------------------
                                         INSURANCE -- 0.5%
                                         Multi-Line Insurance -- 0.5%
384,890                        B-/B2     AmWins Group, Inc., Initial Term Loan 2.79% - 2.88%,
                                         6/8/13                                                    $    295,403
2,250,000                      B-/B2     AmWins Group, Inc., Second Lien Initial Term Loan,
                                         5.79%, 6/9/14                                                1,350,000
                                                                                                   ------------
                                         Total Insurance                                           $  1,645,403
---------------------------------------------------------------------------------------------------------------
                                         UTILITIES -- 0.3%
                                         Electric Utilities -- 0.3%
1,196,946                      NR/NR     Texas Competitive Electric Holdings Co. LLC, Initial
                                         Tranche B-2 Term Loan 3.754 - 3.783%, 10/10/14            $    950,675
                                                                                                   ------------
                                         Total Utilities                                           $    950,675
---------------------------------------------------------------------------------------------------------------
                                         TOTAL FLOATING RATE LOAN INTERESTS
                                         (Cost $16,081,768)                                        $ 12,124,166
---------------------------------------------------------------------------------------------------------------
                                         FIXED RATE LOAN INTERESTS -- 0.4% of Net Assets
                                         MATERIALS -- 0.1%
                                         Diversified Metals Mining -- 0.1%
175,000(j)                     NR/B1     Blaze Recycling & Metals, LLC, Term Loan,
                                         15.0%, 5/14/12                                            $    175,000
                                                                                                   ------------
                                         Total Materials                                           $    175,000
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     25

---------------------------------------------------------------------------------------------------------------
Principal                  S&P/Moody's
Amount                     Ratings
USD ($)                    (unaudited)                                                             Value
---------------------------------------------------------------------------------------------------------------
                                            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
                                            Semiconductor Equipment -- 0.3%
        1,025,461(n)              NR/NR     Freescale Semiconductor, Inc., Incremental Term Loan,
                                            12.5%, 12/15/14                                        $  1,035,715
                                                                                                   ------------
                                            Total Semiconductors & Semiconductor Equipment         $  1,035,715
---------------------------------------------------------------------------------------------------------------
                                            TOTAL FIXED RATE LOAN INTERESTS
                                            (Cost $2,609,494)                                      $  1,210,715
---------------------------------------------------------------------------------------------------------------
       Shares
                                            COMMON STOCKS -- 0.7% of Net Assets
                                            Energy -- 0.1%
                                            Oil & Gas Equipment & Services -- 0.1%
        4,472,024(i)                        Skeie Drilling & Production ASA                        $    369,952
                                                                                                   ------------
                                            Total Energy                                           $    369,952
---------------------------------------------------------------------------------------------------------------
                                            MATERIALS -- 0.0%
                                            Commodity Chemicals -- 0.0%
            5,644(j)                        Georgia Gulf Corp.                                     $     68,462
                                                                                                   ------------
                                            Total Materials                                        $     68,462
---------------------------------------------------------------------------------------------------------------
                                            TRANSPORTATION -- 0.3%
                                            Airlines -- 0.3%
           96,586(i)(n)                     Delta Airlines, Inc.                                   $    865,410
                                                                                                   ------------
                                            Total Transportation                                   $    865,410
---------------------------------------------------------------------------------------------------------------
                                            PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
                                            Pharmaceuticals -- 0.3%
           17,818                           Teva Pharmaceutical Industries, Ltd. (A.D.R.)          $    900,878
                                                                                                   ------------
                                            Total Pharmaceuticals & Biotechnology & Life
                                            Sciences                                               $    900,878
---------------------------------------------------------------------------------------------------------------
                                            TOTAL COMMON STOCKS
                                            (Cost $3,426,708)                                      $  2,204,702
---------------------------------------------------------------------------------------------------------------
                                            CONVERTIBLE PREFERRED STOCK -- 1.3% of Net Assets
                                            MATERIALS -- 0.6%
                                            Commodity Chemicals -- 0.5%
          126,466(j)                        Georgia Gulf Corp., 10.0%                              $  1,534,028
                                                                                                   ------------
                                            Diversified Metals & Mining -- 0.1%
            5,100                           Freeport-McMoRan Copper & Gold, Inc., 6.75%            $    525,300
                                                                                                   ------------
                                            Total Materials                                        $  2,059,328
---------------------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 0.7%
                                            Other Diversified Financial Services -- 0.7%
            2,755                           Bank of America Corp., 7.25%                           $  2,341,722
                                                                                                   ------------
                                            Total Other Diversified Financial Services             $  2,341,722
---------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

26     Pioneer High Income Trust | Semiannual Report | 9/30/09

----------------------------------------------------------------------------------------------
Shares                                                                            Value
----------------------------------------------------------------------------------------------
                                 TOTAL CONVERTIBLE PREFERRED STOCK
                                 (Cost $4,037,982)                                $  4,401,050
----------------------------------------------------------------------------------------------
                                 WARRANTS -- 0.1% of Net Assets
                                 ENERGY -- 0.1%
                                 Oil & Gas Exploration & Production -- 0.1%
        2,500,000(i)             Norse Energy Corp. ASA - CW11, Expires 7/14/11   $    417,938
                                                                                  ------------
                                 Total Energy                                     $    417,938
----------------------------------------------------------------------------------------------
                                 MATERIALS -- 0.0%
                                 Forest Products- 0.0%
            1,645(i)             Mandra Forestry Holdings, Ltd. - CW13, Expires
                                 5/15/13 (144A)                                   $      1,645
                                                                                  ------------
                                 Total Materials                                  $      1,645
----------------------------------------------------------------------------------------------
                                 UTILITIES -- 0.0%
                                 Independent Power Producer & Energy Traders- 0.0%
          150,592(g)(i)          Umoe Biofuel Energy ASA, Expires 6/7/12          $          -
                                                                                  ------------
                                 Total Utilities                                  $          -
----------------------------------------------------------------------------------------------
                                 TOTAL WARRANTS
                                 (Cost $523,408)                                  $    419,583
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Principal
Amount
USD ($)
----------------------------------------------------------------------------------------------
                       TEMPORARY CASH INVESTMENTS -- 8.4% of Net Assets
                       SECURITIES LENDING COLLATERAL -- 8.4%(k)
                       Certificates of Deposit:
  1,325,998            Bank of Nova Scotia 0.25%, 11/17/09       $  1,325,998
  1,399,664            BNP Paribas NY, 0.3%, 11/17/09               1,399,664
    883,999            Rabobank Nederland NY, 0.24%, 12/11/09         883,999
    883,999            Societe Generale, 0.27%, 12/4/09               883,999
    883,999            Toronto Dominion, 0.23%, 12/16/09              883,999
                                                                 ------------
                                                                 $  5,377,659
                                                                 ------------
                       Commercial Paper:
  1,472,785            BBVA London, 0.29%, 11/6/09               $  1,472,785
  1,473,331            Cafco, 0.40%, 10/1/09                        1,473,331
    883,409            CBA Financial, 0.27%, 12/29/09                 883,409
    368,261            Char FD, 0.28%, 10/26/09                       368,261
  1,104,962            Char FD, 0.30%, 10/5/09                      1,104,962
    441,794            Ciesco, 0.25%, 12/7/09                         441,794
    441,785            Ciesco, 0.33%, 11/23/09                        441,785
    677,665            Fasco, 0.20%, 10/19/09                         677,665
    297,703            GE, 0.23%, 10/26/09                            297,703
    736,361            HSBC, 0.24%, 12/2/09                           736,361
    147,271            HSBC, 0.24%, 12/3/09                           147,271
    883,446            HND AF, 0.30%, 12/15/09                        883,446

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     27

---------------------------------------------------------------------------------
Principal
Amount
USD ($)                                                             Value
---------------------------------------------------------------------------------
                         Commercial Paper (continued)
       736,510           Kithaw, 0.23%, 11/3/09                     $     736,510
     1,325,282           NABPP, 0.29%, 12/7/09                          1,325,282
       589,834           Old LLC, 0.32%, 10/15/09                         589,834
       927,906           Old LLC, 0.30%, 10/16/09                         927,906
       736,317           Ranger, 0.24%, 12/11/09                          736,317
       514,230           Santander U.S. Debt, 0.37%, 11/20/09             514,230
       699,699           TB LLC, 0.20%, 10/5/09                           699,699
                                                                    -------------
                                                                    $  14,458,551
                                                                    -------------
                         Tri-party Repurchase Agreements:
     1,947,361           Barclays Capital Markets, 0.01%, 10/1/09   $   1,947,361
     4,272,661           Deutsche Bank, 0.06%, 10/1/09                  4,272,661
                                                                    -------------
                                                                    $   6,220,022
                                                                    -------------
     Shares
                         Money Market Mutual Funds:
       589,332           Dreyfus Preferred Money Market Fund        $     589,332
       736,666           Fidelity Prime Money Market Fund                 736,666
                                                                    -------------
                                                                    $   1,325,998
                                                                    -------------
                         Total Securities Lending Collateral        $  27,382,230
---------------------------------------------------------------------------------
                         TOTAL TEMPORARY CASH INVESTMENTS
                         (Cost $27,382,230)                         $  27,382,230
---------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN SECURITIES -- 149.8%
                         (Cost $512,847,603) (l)(m)                 $ 488,973,690
---------------------------------------------------------------------------------
                         OTHER ASSETS AND LIABILITIES -- (3.5)%     $ (11,541,788)
---------------------------------------------------------------------------------
                         PREFERRED SHARES AT REDEMPTION VALUE,
                         INCLUDING DIVIDENDS PAYABLE -- (46.3)%     $(151,013,602)
---------------------------------------------------------------------------------
                         NET ASSETS APPLICABLE TO COMMON
                         SHAREOWNERS -- 100.0%                      $ 326,418,300
---------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

28     Pioneer High Income Trust | Semiannual Report | 9/30/09

NR     Security not rated by S&P or Moody's.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $125,572,364 or 38.5% of total net assets applicable to common shareowners.
(a) Floating rate note. The rate shown is the coupon rate at September 30, 2009.
(b)    Security is in default and is non-income producing.
(c) Payment-in Kind (PIK) security which may pay interest in additional principal amount.
(d)    Security is priced as a unit.
(e) Debt obligation initially issued at one coupon which converts to another coupon at a specific date. The rate shown is the rate at September 30, 2009.
(f)    Security is a perpetual bond and has no definite maturity date.
(g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $6,493,400. The aggregate value $3,714,047 represents 1.1% of total net assets applicable to common shareowners.
(h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
       (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2009.
(i)    Non-income producing.
(j)    Security is fair valued (See Note A).
(k)    Securities lending collateral is managed by Credit Suisse AG, New York
       Branch.
(l) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $513,331,842 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 40,428,092
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (64,786,244)
                                                                                   ------------
       Net unrealized loss                                                         $(24,358,152)
                                                                                   ------------

    For financial reporting purposes net unrealized loss was $23,873,913 and cost of investments aggregated $512,847,603.

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     29

(m) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:



United States                                                             80.0%
Canada                                                                     3.2
Norway                                                                     2.4
United Kingdom                                                             1.8
Bermuda                                                                    1.8
Brazil                                                                     1.7
Cayman Islands                                                             1.6
Germany                                                                    1.2
Netherlands                                                                1.2
Mexico                                                                     0.8
Italy                                                                      0.7
Australia                                                                  0.6
Thailand                                                                   0.6
Russia                                                                     0.5
Argentina                                                                  0.4
Colombia                                                                   0.4
Virgin Islands                                                             0.4
France                                                                     0.3
Israel                                                                     0.2
Ireland                                                                    0.1
Other (individually less than 1%)                                          0.1
                                                                         -----
                                                                         100.0%
                                                                         -----


The accompanying notes are an integral part of these financial statements.

30     Pioneer High Income Trust | Semiannual Report | 9/30/09

(n)   At September 30, 2009, the following securities were out on loan:

------------------------------------------------------------------------------------------
Principal
Amount            Description                                                 Market Value
------------------------------------------------------------------------------------------
$  2,137,000      Aleris International, Inc., 10.0%, 12/15/16                 $    2,137
   1,237,000      Allison Transmission, Inc., 11.0%, 11/1/15 (144A)            1,212,260
     150,000      BE Aerospace, Inc., 8.5%, 7/1/18                               153,750
   6,177,000      Cricket Communications, Inc., 9.375%, 11/1/14                6,269,655
     152,000      Freescale Semiconductor, Inc., Incremental Term Loan,
                  12.5%, 12/15/14                                                153,520
   1,665,000      Graphic Packaging International, Inc., 9.5%, 8/15/13         1,714,950
   1,837,000      Hexion U.S. Finance Corp., 9.75%, 11/15/14                   1,579,820
   1,420,000      Jarden Corp., 7.5%, 5/1/17                                   1,380,950
     725,000      MetLife, Inc., 10.75%, 8/1/39                                  873,625
   1,000,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)                    850,000
   3,403,000      PAETEC Holding Corp., 9.5%, 7/15/15                          3,088,223
   2,864,000      Sally Holdings LLC, 10.5%, 11/15/16                          2,985,720
     272,000      Scientific Games International, Inc., 9.25%,
                  6/15/19 (144A)                                                 282,880
      70,000      Waste Services, Inc., 9.5%, 4/15/14                             69,650
     742,000      Wells Fargo Capital XV, 9.75%                                  771,680
   3,653,000      Yankee Acquisition Corp., 8.5%, 2/15/15                      3,433,820
   1,485,000      Yankee Acquisition Corp., 9.75%, 2/15/17                     1,362,488

------------------------------------------------------------------------------------------
Shares
------------------------------------------------------------------------------------------
       5,000     Delta Airlines, Inc.                                             44,800
                                                                             -----------
                                                                             $26,229,928
                                                                             -----------

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

EURO  Euro
ITL   Italian Lira
NOK  Norwegian Krone

Glossary of Terms:
(A.D.R.) American Depositary Receipt

Purchases and sales of securities (excluding temporary cash investments) for the period ended September 30, 2009, aggregated $64,806,684 and $39,609,062, respectively.

The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     31

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 --   quoted prices in active markets for identical securities
Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 --   significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Trust's investments:

-----------------------------------------------------------------------------------------------------
                                   Level 1          Level 2            Level 3          Total
-----------------------------------------------------------------------------------------------------
 Asset backed securities           $       --       $   7,868,006      $        --      $   7,868,006
 Collateralized mortgage backed
 securities                                --           4,395,393               --          4,395,393
 Corporate bonds & notes                   --         376,661,473               --        376,661,473
 Convertible bond & notes                  --          23,975,059               --         23,975,059
 Municipal bonds                           --          19,970,412               --         19,970,412
 Municipal collateralized debt
 obligation                                --           2,434,047               --          2,434,047
 Sovereign debt obligations                --           5,926,854               --          5,926,854
 Floating rate loan interests              --          12,124,166               --         12,124,166
 Fixed rate loan interests                 --           1,035,715          175,000          1,210,715
 Common stocks                      2,136,240                  --           68,462          2,204,702
 Convertible preferred stocks         525,300           2,341,722        1,534,028          4,401,050
 Warrants                             417,938               1,645               --            419,583
 Temporary cash investments                --          27,382,230               --         27,382,230
-----------------------------------------------------------------------------------------------------
 Total                             $ 3,079,478      $ 484,116,722      $ 1,777,490      $ 488,973,690
-----------------------------------------------------------------------------------------------------
 Other Financial Instruments*      $ (657,498)      $          --      $        --      $    (657,498)
-----------------------------------------------------------------------------------------------------

* Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.

32     Pioneer High Income Trust | Semiannual Report | 9/30/09

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):



-------------------------------------------------------------------------------------------------------
                                         Fixed Rate        Common         Convertible
                                       Loan Interest     Stock          Preferred Stock       Total
-------------------------------------------------------------------------------------------------------
Beginning balance 3/31/09                 $      --        $     --        $        --       $       --
Total gains or losses (realized/
unrealized)                                      --              --                 --               --
Included in earnings (or changes
in net assets)                                   --          (5,368)          (120,241)        (125,609)
Purchases, issuance, and
settlements                                 175,000          73,830          1,654,269        1,903,099
Transfers in and/or out of level 3               --              --                 --               --
-------------------------------------------------------------------------------------------------------
Ending balance                            $ 175,000        $ 68,462        $ 1,534,028       $1,777,490
-------------------------------------------------------------------------------------------------------
The amount of total gains or
losses for the period included in
earnings (or changes in net
assets) attributable to the change
in unrealized gains or losses
relating to assets still held at
reporting date.                           $      --        $ (5,368)       $  (120,241)      $ (125,609)
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     33

Statement of Assets and Liabilities | 9/30/09 (unaudited)

ASSETS:
  Investments in securities, at value (including securities loaned of
   $26,229,928) (cost $512,847,603)                                       $488,973,690
  Foreign currencies, at value (cost $7,005,877)                             7,660,359
  Receivables --
   Dividends, interest and foreign tax reclaim                              11,932,448
   Reinvestment of distributions                                               242,636
  Prepaid expenses                                                              29,646
--------------------------------------------------------------------------------------
     Total assets                                                         $508,838,779
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $  1,750,610
   Upon return of securities loaned                                         27,382,230
   Forward foreign currency portfolio hedge contracts -- net                   657,497
  Due to custodian                                                           1,269,576
  Due to affiliates                                                            239,170
  Accrued expenses                                                             107,794
--------------------------------------------------------------------------------------
     Total liabilities                                                    $ 31,406,877
--------------------------------------------------------------------------------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040 shares,
   including dividends payable of $13,602                                 $151,013,602
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                         $392,132,496
  Undistributed net investment income                                       10,923,399
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (52,776,344)
  Net unrealized loss on investments                                       (23,873,913)
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                     12,662
--------------------------------------------------------------------------------------
     Net assets applicable to common shareowners                          $326,418,300
--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $326,418,300/27,603,397 common shares                          $      11.83
--------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

34     Pioneer High Income Trust | Semiannual Report | 9/30/09

Statement of Operations (unaudited)

For the Six Months Ended 9/30/09



INVESTMENT INCOME:
  Interest                                                                $  24,274,952
  Dividends (net of foreign taxes withheld $556)                                121,448
  Income from securities loaned, net                                             93,981
---------------------------------------------------------------------------------------------------------
   Total investment income                                                                   $ 24,490,381
---------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $   1,247,323
  Administrative fees                                                            75,578
  Transfer agent fees and expenses                                               33,589
  Auction agent fees                                                            201,590
  Custodian fees                                                                 16,474
  Registration fees                                                              12,087
  Professional fees                                                              78,153
  Printing expense                                                               24,033
  Trustees' fees                                                                  7,123
  Pricing fee                                                                    12,872
  Miscellaneous                                                                  23,870
---------------------------------------------------------------------------------------------------------
   Total expenses                                                                            $  1,732,692
   Less fees paid indirectly                                                                           (2)
---------------------------------------------------------------------------------------------------------
   Net expenses                                                                              $  1,732,690
---------------------------------------------------------------------------------------------------------
     Net investment income                                                                   $ 22,757,691
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                            $ (32,905,328)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          689,734      $(32,215,594)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) from:
   Investments                                                            $ 163,958,245
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                         (668,856)     $163,289,389
---------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                  $131,073,795
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS
FROM NET INVESTMENT INCOME:                                                                  $   (254,082)
---------------------------------------------------------------------------------------------------------
  Net increase in net assets applicable to common shareowners
   resulting from operations                                                                 $153,577,404
---------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     35

Statement of Changes in Net Assets

For the Six Months Ended 9/30/09 and the Year Ended 3/31/09, respectively



                                                                   Six Months Ended
                                                                   9/30/09              Year Ended
                                                                   (unaudited)          3/31/09
FROM OPERATIONS:
Net investment income                                                $  22,757,691      $  49,810,893
Net realized loss on investments and foreign currency
  transactions                                                         (32,215,594)       (14,755,922)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                163,289,389       (159,922,018)
Dividends and distributions to preferred shareowners from net
  investment income                                                       (254,082)        (3,569,595)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets applicable to
     common shareowners resulting from operations                    $ 153,577,404      $(128,436,642)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREOWNERS FROM:
Net investment income
   ($.825 and $1.650 per share, respectively)                        $ (22,708,606)     $ (45,076,053)
------------------------------------------------------------------------------------------------------
     Total distributions to common shareowners                       $ (22,708,606)     $ (45,076,053)
------------------------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
Reinvestment of distributions                                        $   1,492,585      $   2,370,884
------------------------------------------------------------------------------------------------------
   Net increase in net assets applicable to common
     shareowners resulting from Trust share transactions             $   1,492,585      $   2,370,884
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets applicable to
     common shareowners                                              $ 132,361,383      $(171,141,811)
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
Beginning of period                                                    194,056,917        365,198,728
------------------------------------------------------------------------------------------------------
End of period                                                        $ 326,418,300      $ 194,056,917
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $  10,923,399      $  11,128,396
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36     Pioneer High Income Trust | Semiannual Report | 9/30/09

Financial Highlights

                                                                        Six Months Ended   Year
                                                                        9/30/09            Ended
                                                                        (unaudited)        3/31/09
Per Common Share Operating Performance
Net asset value, beginning of period                                     $    7.07         $   13.41
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:(a)
 Net investment income                                                   $    0.83         $    1.82
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                       4.77             (6.38)
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                      (0.01)            (0.13)
  Net realized gains                                                            --                --
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $    5.59         $   (4.69)
Dividends and distributions to common shareowners from:
 Net investment income                                                       (0.83)            (1.65)
 Net realized gains                                                             --                --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $    4.76         $   (6.34)
----------------------------------------------------------------------------------------------------
Net asset value, end of period(c)                                        $   11.83         $    7.07
----------------------------------------------------------------------------------------------------
Market value, end of period(c)                                           $   13.50         $    8.03
----------------------------------------------------------------------------------------------------
Total return at market value(d)                                              81.54%           (27.74)%
Ratios to average net assets of common shareowners
 Net expenses(e)                                                              1.31%(f)          1.25%
 Net investment income before preferred share dividends                      17.22%(f)         17.03%
 Preferred share dividends                                                    0.19%(f)          1.22%
 Net investment income available to common shareowners                       17.03%(f)         15.81%
Portfolio turnover                                                              10%               19%

                                                                       Year         Year          Year             Year
                                                                       Ended        Ended         Ended            Ended
                                                                       3/31/08      3/31/07       3/31/06          3/31/05
Per Common Share Operating Performance
Net asset value, beginning of period                                   $   16.63    $  16.13      $   16.34        $   16.20
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:(a)
 Net investment income                                                 $    1.90    $   1.88      $    1.88        $    1.87
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    (2.73)       0.64           0.00(b)         0.15
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                    (0.22)      (0.27)         (0.19)           (0.10)
  Net realized gains                                                       (0.07)      (0.01)         (0.02)            0.00 (b)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   (1.12)   $   2.24      $    1.67        $    1.92
Dividends and distributions to common shareowners from:
 Net investment income                                                     (1.65)      (1.65)         (1.65)           (1.65)
 Net realized gains                                                        (0.45)      (0.09)         (0.23)           (0.13)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $   (3.22)   $   0.50      $   (0.21)       $    0.14
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period(c)                                      $   13.41    $  16.63      $   16.13        $   16.34
----------------------------------------------------------------------------------------------------------------------------
Market value, end of period(c)                                         $   13.15    $  17.84      $   16.80        $   15.12
----------------------------------------------------------------------------------------------------------------------------
Total return at market value(d)                                           (15.37)%     17.61%         24.84%            1.97%
Ratios to average net assets of common shareowners
 Net expenses(e)                                                            1.02%       1.01%          0.99%            1.00%
 Net investment income before preferred share dividends                    12.36%      11.57%         11.68%           11.60%
 Preferred share dividends                                                  1.45%       1.67%          1.19%            0.63%
 Net investment income available to common shareowners                     10.91%       9.90%         10.49%           10.97%
Portfolio turnover                                                            15%         27%            20%              54%

The accompanying notes are an integral part of these financial statements.

                    Pioneer High Income Trust | Semiannual Report | 9/30/09   37

                                                                          Six Months Ended  Year
                                                                          9/30/09           Ended
                                                                          (unaudited)       3/31/09
Net assets of common shareowners, end of period (in thousands)             $ 326,418        $ 194,057
Preferred shares outstanding (in thousands)                                $ 151,000        $ 151,000
Asset coverage per preferred share, end of period                          $  79,045        $  57,131
Average market value per preferred share(g)                                $  25,000        $  25,000
Liquidation value, including dividends payable, per preferred share        $  25,002        $  25,002
Ratios to average net assets of common shareowners before waivers and reimbursement of expenses
 Net expenses (e)                                                               1.31%(f)         1.25%
 Net investment income before preferred share dividends                        17.22%(f)        17.03%
 Preferred share dividends                                                      0.19%(f)         1.22%
 Net investment income available to common shareowners                         17.03%(f)        15.81%
------------------------------------------------------------------------------------------------------


                                                                         Year          Year          Year          Year
                                                                         Ended         Ended         Ended         Ended
                                                                         3/31/08       3/31/07       3/31/06       3/31/05
Net assets of common shareowners, end of period (in thousands)           $ 365,199     $ 450,444     $ 434,429     $ 438,303
Preferred shares outstanding (in thousands)                              $ 151,000     $ 151,000     $ 151,000     $ 151,000
Asset coverage per preferred share, end of period                        $  85,481     $  99,597     $  96,940     $  97,569
Average market value per preferred share(g)                              $  25,000     $  25,000     $  25,000     $  25,000
Liquidation value, including dividends payable, per preferred share      $  25,018     $  25,020     $  25,015     $  25,003
Ratios to average net assets of common shareowners before waivers and reimbursement of expenses
 Net expenses (e)                                                             1.02%         1.01%         0.99%         1.00%
 Net investment income before preferred share dividends                      12.36%        11.57%        11.68%        11.60%
 Preferred share dividends                                                    1.45%         1.67%         1.19%         0.63%
 Net investment income available to common shareowners                       10.91%         9.90%        10.49%        10.97%
-----------------------------------------------------------------------------------------------------------------------------

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  Amount is less than $0.01 per common share.
(c) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(d) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns covering less than a full period are not annualized. Past performance is not a guarantee of future results.
(e) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.
(f)  Annualized.
(g)  Market value is redemption value without an active market.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.

38    Pioneer High Income Trust | Semiannual Report | 9/30/09

Notes to Financial Statements | 9/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer High Income Trust (the Trust) was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 26, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to seek a high level of current income and the Trust may seek capital appreciation to the extent that it is consistent with its investment objective.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. Under normal market conditions, the Trust invests at least 80% of its assets in below investment grade (high-yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in the high-yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     39

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Investments in loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Loan Interests for which no reliable price quotes are available, such investments will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

     Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchanges where they are traded. Securities or Loan Interests for which market price and/or quotations are not readily available are valued using fair value methods pursuant to procedure adopted by the Board of Trustees (board determined). Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value methods to value a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At September 30, 2009, the values of three securities have been board determined, which represent 0.5% of net assets. Temporary cash investments are valued at amortized cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discounts and premiums on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


40     Pioneer High Income Trust | Semiannual Report | 9/30/09

B.   Foreign Currency Translation

     The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Trust may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

D.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain (loss) on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     41

     The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions paid during the year ended March 31, 2009 was as follows:

                                                     2009
        Distribution paid from:
        Ordinary Income                       $48,645,648
     ----------------------------------------------------
           Total taxable distribution         $48,645,648
     ----------------------------------------------------

     The following shows components of distributable earnings (losses) on a federal income tax basis at March 31, 2009.

                                                       2009
        Distributable earnings:
        Undistributed ordinary income        $   12,670,479
        Capital loss carryforward                (9,456,629)
        Post-October loss deferred              (10,658,839)
        Dividends payable                           (13,928)
        Unrealized depreciation                (189,124,077)
     ------------------------------------------------------
           Total                             $ (196,582,994)
     ------------------------------------------------------

     The difference between book-basis and tax-basis unrealized depreciation is primarily attributable to the tax deferral of losses on straddles and wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default, and other book/tax temporary differences.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Trust typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Trust's security lending agent, manages the Trust's securities lending collateral. The income earned on the


42     Pioneer High Income Trust | Semiannual Report | 9/30/09
     investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Trust. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Trust will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G.   Automatic Dividend Reinvestment Plan

     All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the Plan), under which participants receive all dividends and capital gain distributions (collectively, dividends) in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the Plan Agent), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value (market discount), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     43
     of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit) manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For the six months ended September 30, 2009, the net management fee was equivalent to 0.60% of the Trust's average weekly managed assets, which was equivalent to 0.94% of the Trust's average weekly net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At September 30, 2009, $239,170 was payable to PIM related to management costs, administrative costs and certain other services and is in included in "Due to affiliates" on the Statement of Assets and Liabilities.

PIM has retained Princeton Administrators, LLC (Princeton) to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

3.   Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas (Deutsche Bank) is the transfer agent, registrar, dividend paying agent and auction agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.


44     Pioneer High Income Trust | Semiannual Report | 9/30/09

4.   Expense Offset Arrangements

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custodian expenses. For the six months ended September 30, 2009, the Trust expenses were reduced by $2 under such arrangement.

5.   Forward Foreign Currency Contracts

During the six months ended September 30, 2009, the Trust had entered into various contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. The average number of contracts open during the six months ended September 30, 2009 was 6,250,000.

Open portfolio hedges at September 30, 2009, were as follows:

                Net                                                                  Net
                Contracts      In Exchange       Settlement                          Unrealized
 Currency       to (Deliver)   For US$           Date             US$ Value          Gain
 EURO           (2,550,000)    $(3,274,552)          2/4/10       $ (3,726,590)      $ (452,038)
 EURO           (3,700,000)     (5,200,857)         6/11/10         (5,406,316)        (205,459)
--------------------------------------------------------------------------------------------------
  Total                                                                              $ (657,497)
--------------------------------------------------------------------------------------------------

As of September 30, 2009, the Trust had no outstanding forward currency settlement hedges.

6.   Trust Shares

There are an unlimited number of common shares of beneficial interest authorized.

Transactions in common shares of beneficial interest for the six months ended September 30, 2009 and the year ended March 31, 2009 were as follows:

                                                  9/2009           3/2009
Shares outstanding at beginning of period     27,463,925       27,227,442
Reinvestment of distributions                    139,472          236,483
-------------------------------------------------------------------------
Shares outstanding at end of period           27,603,397       27,463,925
-------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2009, there were 6,040 AMPS as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on Series W28


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     45
are also cumulative at a rate reset every 28 days based on the results of an auction. An auction fails if there are more AMPS offered for sale than there are buyers. When an auction fails, the dividend rate for the period will be the maximum rate on the auction dates described in the prospectus for the AMPS. Preferred shareowners will not be able to sell their AMPS at an auction if the auction fails. Since February 2008, the Trust's auctions related to the AMPS have failed. The maximum rate for the 7-Day Series is 150% of the 7 day commercial paper rate. The maximum rate for the 28 day Series is 150% of the 30 day commercial paper rate. AMPS dividend rates ranged from 0.150% to 0.677% during the six months ended September 30, 2009.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, the Trust does not comply with the asset coverage ratios described in the prospectus for the AMPS.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Statement of Preference are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.


46     Pioneer High Income Trust | Semiannual Report | 9/30/09

7. Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of September 30, 2009:



                                      Asset Derivatives 2009               Liabilities Derivatives 2009
                              -----------------------------------------------------------------------------
Derivatives Not
Accounted for as Hedging
Instruments Under
Statement 133                 Balance Sheet Location    Fair Value   Balance Sheet Location      Fair Value
 Foreign Exchange Contracts   Receivables                    $--      Payables*                   $657,497
-----------------------------------------------------------------------------------------------------------
 Total                                                       $--                                  $657,497
-----------------------------------------------------------------------------------------------------------

* Foreign Exchange Contracts are shown as a net payable on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2009 was as follows:

Derivatives Not                                                               Change in
Accounted for as        Location of Gain or         Realized Gain or          Unrealized Gain or
Hedging Instruments     (Loss) On Derivatives       (Loss) on Derivatives     (Loss) on Derivatives
Under Statement 133     Recognized in Income        Recognized in Income      Recognized in Income
 Foreign Exchange       Net realized gain on        $661,588
 Contracts              forward foreign currency
                        contracts and other
                        assets and liabilities
                        denominated in foreign
                        currencies
---------------------------------------------------------------------------------------------------
 Foreign Exchange       Change in unrealized                                  $(1,307,804)
 Contracts              gain (loss) on forward
                        foreign currency
                        contracts and other
                        assets and liabilities
                        denominated in foreign
                        currencies
---------------------------------------------------------------------------------------------------

8. Subsequent Events

Subsequent to September 30, 2009, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 30, 2009, to common shareowners of record on October 15, 2009.

Subsequent to September 30, 2009, dividends declared and paid on preferred shares totaled $26,221 in aggregate for the three outstanding preferred share series through November 6, 2009.

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through November 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     47

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust that have not been approved by the shareowners. During the period, there have been no changes in the principal risk factors associated with investment in the Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(C) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

48     Pioneer High Income Trust | Semiannual Report | 9/30/09

Results of Shareholder Meeting (unaudited)

At the annual meeting of shareowners held on September 22, 2009, and adjourned to October 8, 2009 with respect to Proposal 2, shareowners of Pioneer High Income Trust were asked to consider the proposals described below. A report of the total votes cast by the Trust's shareholders follows:

Proposal 1 -- To elect Class I Trustees.

-----------------------------------------------------
 Nominee                  For                Withheld
-----------------------------------------------------
 Mary K. Bush             17,296,048         771,075
 Thomas J. Perna          17,367,768         699,355
 Marguerite A. Piret+     3,322                   32

------------------
+ Elected by Preferred Shares only


Proposal 2 -- To approve an Amended and Restated Management Agreement with Pioneer Investment Management, Inc.


---------------------------------------------------------
                                                Broker
 For             Against         Abstain        Non-Votes
---------------------------------------------------------
 12,630,550     369,189         334,425         4,737,065


                  Pioneer High Income Trust | Semiannual Report | 9/30/09     49

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Bingham McCutchen LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company


Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas


Sub-Administrator
Princeton Administrators, LLC


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


50     Pioneer High Income Trust | Semiannual Report | 9/30/09

                           This page for your notes.

                  Pioneer High Income Trust | Semiannual Report | 9/30/09     51

                           This page for your notes.

52     Pioneer High Income Trust | Semiannual Report | 9/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


You can call American Stock Transfer & Trust Company (AST) for:
--------------------------------------------------------------------------------

Account Information                             1-800-710-0935
Or write to AST:
------------------------------------------------------------------------
For                                             Write to
General inquiries, lost dividend checks,        American Stock
change of address, lost stock certificates,     Transfer & Trust
stock transfer                                  Operations Center
                                                6201 15th Ave.
                                                Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)               American Stock
                                                Transfer & Trust
                                                Wall Street Station
                                                P.O. Box 922
                                                New York, NY 10269-0560
Website                                         www.amstock.com

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.


Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.